Expense Example, No Redemption - Putnam VT Global Asset Allocation Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 62
Expense Example, No Redemption, 3 Years	223
Expense Example, No Redemption, 5 Years	427
Expense Example, No Redemption, 10 Years	1,014
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	302
Expense Example, No Redemption, 5 Years	561
Expense Example, No Redemption, 10 Years	$ 1,305